SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Feb. 28, 2013
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
Schedule of Changes in non-cash working capital balances

	Year Ended
	February 28, 2013	February 29, 2012
Changes in non-cash working capital balances:
Restricted cash	177	537
Trade receivables	(25,737)	1,514
Inventory	2,571	(810)
Other current assets	469	(195)
Contingent receivable	2,135	-
Deferred tax asset	-	26
Accounts payable and accrued liabilities	42,079	(3,247)
Deferred revenue	557	(730)
Other long term liabilities	(280)	(936)
Stock option benefit	-	189

	21,971	(3,652)